Provisions for liabilities and charges (Tables)	6 Months Ended
Jun. 30, 2026
Provisions for liabilities and charges
Schedule for provisions for liabilities and charges

				Financial
	Customer	Litigation and		commitments
	redress	other regulatory	Property	and guarantees	Other (1)	Total
	£m	£m	£m	£m	£m	£m
At 1 January 2026	282	64	73	58	142	619
Expected credit losses impairment charge	—	—	—	5	—	5
Currency translation and other movements	—	1	—	—	(1)	—
Acquisition of companies and businesses	8	—	7	—	4	19
Charge to income statement	6	12	5	—	244	267
Release to income statement	(23)	(3)	(7)	—	(44)	(77)
Provisions utilised	(92)	(1)	(7)	(1)	(60)	(161)
At 30 June 2026	181	73	71	62	285	672

(1)	Other materially comprises of provisions relating to restructuring costs, historical VAT matters and Bank of England levy.